SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Disclosure of Shareholder's Equity [Abstract]
Disclosure of share-based payment arrangements [text block]
12.	SHAREHOLDERS’ EQUITY

i.	Authorized share capital

Unlimited common shares, without par value.
There is no other class of shares in the Company.

ii.	Share capital

The number of common shares issued and fully paid as at December 31, 2018 is 210,102,470. There are no shares issued but not fully paid. As part of the Transaction which took place on April 13, 2018 to acquire all of the outstanding shares of Kennady, 49,737,307 shares of the Company were issued.

In the year ended December 31, 2018, the Company declared and paid a dividend of $0.04 per common share totalling $8,400.

iii.	Stock options, RSUs, DSUs and share-based payments reserve

On June 21, 2016, the Company, through its Board of Directors and shareholders, adopted a long-term equity incentive plan (the “Plan”) which, among other things, allows for the maximum number of shares that may be reserved for issuance under the Plan to be 10% of the Company’s issued and outstanding shares at the time of the grant. The Board of Directors has the authority and discretion to grant stock option, RSU and DSU awards within the limits identified in the Plan, which includes provisions limiting the issuance of options to qualified persons and employees of the Company to maximums identified in the Plan.

As at December 31, 2018, the aggregate maximum number of shares pursuant to options granted under the Plan will not exceed 21,010,248 shares, and there were 17,511,251 shares available to be issued under the Plan. All stock options are settled by the issuance of common shares.

The following table summarizes information about the stock options outstanding and exercisable:

	December 31, 2018		December 31, 2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at beginning of year	3,640,000	$4.40	3,020,000	$4.68
Granted during the year	240,000	3.30	1,110,000	3.69
Exercised during the year	-	-	(355,000)	4.44
Expired during the year	(750,000)	5.00	(135,000)	4.84
Balance at end of the year	3,130,000	$4.17	3,640,000	$4.40
Options exercisable at the end of the year	2,183,334	$4.45	2,530,000	$4.70

The fair values of the stock options granted have been estimated on the date of grant using the Black-Scholes option pricing model. The assumptions are presented below. Expected volatility is calculated by reference to the weekly closing share price for a period that reflects the expected life of the options. The 200,000 stock options issued on June 30, 2018 vest 1/3 on June 30, 2019, 1/3 on June 30, 2020 and 1/3 on June 30, 2021. The 40,000 stock options issued on June 30, 2018 vest 1/2 on June 30, 2019 and 1/2 on June 30, 2020. The 100,000 stock options issued on February 6, 2017 vested 1/3 immediately and 1/3 vested on February 6, 2018 and the remaining 1/3 vest on February 6, 2019. The 1,010,000 stock options issued on December 22, 2017 vest 1/3 on December 22, 2018, 1/3 on December 22, 2019, and 1/3 on December 22, 2020.

	December 31,	December 31,
	2018	2017
Exercise price	$3.30	$3.48 - $5.86
Expected volatility	30.78%	31.03% - 31.14%
Expected option life	5 years	5 years
Contractual option life	5 years	5 years
Expected forfeiture	none	none
Expected dividend yield	0%	0%
Risk-free interest rate	2.06%	1.11% - 1.82%

During the year ended December 31, 2017, 355,000 stock options were exercised for proceeds of $1,577. The aggregate market price of the common shares on the exercise dates was $2,316.

The following tables reflect the number of stock options outstanding, the weighted average of options outstanding, and the exercise price of stock options outstanding at December 31, 2018. The Black-Scholes values are measured at the grant date.

At December 31, 2018
	Black-Scholes	Number of	Number of	Exercise
Expiry Date	Value	Options	Exercisable Options	Price
February 13, 2019	206	150,000	150,000	5.29
April 13, 2020	1,242	785,000	785,000	4.66
October 14, 2020	133	100,000	100,000	4.21
December 10, 2020	614	545,000	545,000	3.57
June 30, 2021	120	100,000	100,000	6.35
November 3, 2021	214	100,000	100,000	6.96
February 5, 2022	171	100,000	66,667	5.86
December 21, 2022	1,075	1,010,000	336,667	3.48
June 30, 2023	203	200,000	-	3.30
June 30, 2023	41	40,000	-	3.30
	$4,019	3,130,000	2,183,334	$4.17

The weighted average remaining contractual life of the options outstanding at December 31, 2018 is 2.63 years (2017 – 2.85 years).

Subsequent to the year ended December 31, 2018, 150,000 stock options, with an exercise price of $5.29, expired.

The restricted and deferred share unit plans are full value phantom shares that mirror the value of the Company’s publicly traded common shares. Grants under the RSU and DSU plan are made on a discretionary basis to qualified persons and employees of the Company subject to the Board of Directors’ approval. Under the RSU and DSU plan,
RSUs
vest according to the terms set out in the award agreement which are determined on an individual basis at the discretion of the Board of Directors. Vesting under the RSU and DSU plan is subject to special rules for death, disability and change in control. The awards can be settled through issuance of common shares or paid in cash, at the discretion of the Board of Directors. These awards are accounted for as equity settled
RSUs
.

The fair value of each RSU issued is determined at the closing share price on the grant date.

The following table shows the RSU awards which have been granted and settled during the year:

	December 31, 2018		December 31, 2017
RSU	Number of units	Weighted average value	Number of units	Weighted average value
Balance at beginning of year	488,665	$4.88	320,000	$6.48
Awards and payouts during the period (net):
RSUs awarded	-	-	265,000	3.52
RSUs settled and common shares issued*	(111,668)	4.33	(79,668)	6.45
RSUs forfeited	(8,000)	6.49	(16,667)	6.49
Balance at end of the year	368,997	$5.01	488,665	$4.88

*As at December 31, 2018, 106,668 RSUs at a weighted average value of $6.49 have vested and have not yet been settled.

As at December 31, 2018, no DSU awards have been granted.

The share-based payments recognized as an expense for the years ended December 31, 2018 and 2017 are as follows:

	Year ended	Year ended
	December 31, 2018	December 31, 2017
Expense recognized in the year for share-based payments	$1,685	$1,582

The share-based payment expense for the years ended December 31, 2018 and 2017 is included in selling, general and administrative expenses.

iv.	(Loss) earnings per share

The following table sets forth the computation of basic and diluted (loss) earnings per share:

	Year ended	Year ended
	December 31, 2018	December 31, 2017
Numerator
Net (loss) income for the year	$(18,934)	$17,152

Denominator
For basic - weighted average number of shares outstanding	195,968,588	160,189,858
Effect of dilutive securities	-	834,496
For diluted - adjusted weighted average number of shares outstanding	195,968,588	161,024,354

(Loss) Earnings Per Share
Basic	$(0.10)	$0.11
Diluted	$(0.10)	$0.11

For the year ended December 31, 2018, 3,130,000 stock options and 368,997 RSUs were not included in the calculation of diluted loss per share since to include them would be anti-dilutive (2017 – 2,805,504 stock options).